Reportable Segments	12 Months Ended
Dec. 31, 2024
Reportable Segments [Abstract]
REPORTABLE SEGMENTS

NOTE 10 - REPORTABLE SEGMENTS

The Company applies ASC 280, “Segment Reporting”. ASC 280 establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance. The Company’s revenues are derived from two reportable segments: (i) Billing and Related Services segment which comprise of two product lines (billing and customer care solutions for service providers and call accounting and call management solutions for enterprises) and (ii) Messaging segment which derives revenues from mobile messaging and communication solutions. for further information see Note 9a above.

As described in Note 1c, the CODM of the Company is the Chief Executive Officer. The CODM allocates resources to and assesses the performance of each operating segment using information about the operating segment’s revenue and operating results, among others by comparing the actual results of each segment to historical results and the annual budget and the expected results. The CODM does not evaluate operating segments using assets or liabilities information.

Revenue and expenses are generally directly attributed to our segments. These expenses include employment compensation, telecom service providers fees, overhead and related costs, software license fees to third parties, consumer hardware product costs, and legal-related costs. Indirect costs are allocated to segments based on a reasonable allocation methodology, when such costs are significant to the performance measures of the operating segments.

Beginning in 2024 annual reporting, the Company adopted ASU 2023-07 retrospectively. The following table sets forth the Company segment information of revenue, expenses, and operating income:

	Years Ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2
	U.S. dollars in thousands
Billing and Related Services:
Revenues	$13,616	$13,624	$13,888
Employment compensation (1)	(6,903)	(6,908)	(6,763)
Other segment expenses (2)	(2,662)	(2,093)	(2,020)
Operating income	$4,051	$4,623	$5,105

	Years Ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2
	U.S. dollars in thousands
Messaging:
Revenues	$7,830	$7,988	$7,663
Telecom services (3)	(6,620)	(6,917)	(6,184)
Other segment expenses (4)	(884)	(945)	(1,060)
Operating income	$326	$126	$419

(1)	Includes employee payroll, bonuses, share-based compensation, and other employee related benefits.

(2)	Includes expenses for software license fees to third parties, consumer hardware product costs, and legal-related costs and other expenses.

(3)	Include enterprise and wholesale messaging costs.

(4)	Includes expenses for employment compensation, overhead and related costs, and amortization of intangible assets.

Revenues from one customer of the Company’s billing and related services segment represent approximately 11%, 12% and 12% of the total revenues for the years ended December 31, 2024, 2023 and 2022, respectively.